Total
Natixis U.S. Equity Opportunities Fund
Natixis U.S. Equity Opportunities Fund
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
You may qualify for sales charge discounts if you and
your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
More information about these and other discounts is
available from your financial professional and in the section “How Sales Charges Are Calculated” on page
75 of the Prospectus
, in Appendix A to the
Prospectus and on page
136 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Natixis U.S. Equity Opportunities Fund - USD ($)	Class A		Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	none	none	none
Redemption fees	none		none	none	none	none
[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Natixis U.S. Equity Opportunities Fund		Class A	Class C	Class N	Class T		Class Y
Management fees		0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%		none
Other expenses		0.17%	0.17%	0.38%	0.17%	[1]	0.17%
Total annual fund operating expenses		1.17%	1.92%	1.13%	1.17%		0.92%
Fee waiver and/or expense reimbursement	[2],[3]	none	none	0.29%	none		none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.17%	1.92%	0.84%	1.17%		0.92%
[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[3]	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
, except that the example for
Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example - Natixis U.S. Equity Opportunities Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	687	925	1,182	1,914
Class C	295	603	1,037	2,048
Class N	86	330	594	1,349
Class T	366	612	878	1,635
Class Y	94	293	509	1,131

If shares are not redeemed:
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Natixis U.S. Equity Opportunities Fund | Class C | USD ($)	195	603	1,037	2,048

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During its most recently ended fiscal year, the Fund’s portfolio turnover rate was
26% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes)
in securities of U.S. issuers. The Fund’s approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund’s segments. The segments and their subadvisers are listed below.

•
Harris Associates - Large Cap Value segment - Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P.
(“Harris Associates”) will invest primarily in the common stocks of larger-capitalization companies that Harris Associates believes are trading at a substantial discount to the company’s “intrinsic value.” By “intrinsic value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below what Harris Associates believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objectives. Harris Associates usually sells a security when the price approaches its estimated value and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals.  In determining whether an issuer is a U.S. or foreign issuer for the Harris Associates – Large Cap Value segment, Harris Associates considers various factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

•
Loomis Sayles - All Cap Growth segment - Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company,
L.P. (“Loomis Sayles”), will invest primarily in equity securities, including common stocks and depositary receipts. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The segment’s portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e.
companies with share prices trading significantly below what the portfolio manager believes the share price should be). The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.  Although certain equity securities purchased by the Loomis Sayles – All Cap Growth segment of the Fund may be issued by domestic companies incorporated outside of the United States, Loomis Sayles does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P
Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors, L.P. (“Natixis Advisors”) generally allocates capital invested in the
Fund equally (i.e., 50%) between its two segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund’s assets in accordance with its distinct investment style and strategy.
The Fund may also:

•	Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in real estate investment trusts (“REITs”).
•	Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed-income securities (commonly known as “junk bonds”).

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in equity securities of Canadian issuers.

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the
Fund.
Equity Securities Risk:
The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.
Securities issued in IPOs tend to involve
greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.
Market/Issuer Risk:
The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.
Management Risk:
A strategy used by the Fund’s
portfolio managers may fail to produce the intended result.

Liquidity Risk:
  Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities.
Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.
Small- and Mid-Capitalization Companies Risk:
Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-
and mid-capitalization companies.
Allocation Risk:
The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.
Credit/Counterparty Risk:
Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearing houses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.
Cybersecurity and Technology Risk:
The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Emerging Markets Risk:
In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the
United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Foreign Securities Risk:
Investments in foreign securities may be subject to greater political, economic, environmental, credit
/counterparty and information
risks.
Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Large Investor Risk:
 Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs.
These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.
REITs Risk:

Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The
Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-
to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of two broad measures of market performance.
 The Russell 1000
®
Index is an unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe. A subset of the Russell 3000
®
Index, it includes approximately 1,000 of the largest stocks based on a combination of market capitalization and current index membership. Class C shares will automatically convert to Class A shares after eight years.
The Fund’s past
performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available
online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2020, 22.61% Lowest Quarterly Return: First Quarter 2020, -19.72%
Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Natixis U.S. Equity Opportunities Fund	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Class A	15.06%	14.78%	13.98%
Class C	20.18%	15.27%	13.98%
Class N	22.48%			16.75%	May 01, 2017
Class T	19.03%	15.56%	14.37%
Class Y	22.36%	16.43%	14.95%
Class Y | Return After Taxes on Distributions	19.28%	14.56%	12.79%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	15.11%	12.91%	11.83%
S&P 500® Index	18.40%	15.22%	13.88%	15.30%	May 01, 2017
Russell 1000® Index	20.96%	15.60%	14.01%	15.78%	May 01, 2017

The Fund uses multiple subadvisers.  The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as
Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
The after-tax returns are shown for only one class of the Fund.
After-tax returns for the other classes of the Fund will vary.
Index performance reflects no deduction for fees, expenses or taxes.